Document and Entity Information	Mar. 27, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Mar. 27, 2020
Entity Registrant Name	Red Cedar Fund Trust
Entity Central Index Key	0001783305
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 27, 2020
Document Effective Date	Mar. 27, 2020
Prospectus Date	Nov. 07, 2019